Pension Plans and Other Benefits - Other Disclosures (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Abstract
Maximum potential annual amount of pension cost for former Cargill employees	$ 2.0
Maximum aggregate amount of pension cost for former Cargill employees	19.2
Remaining aggregate amount of potential pension cost for former Cargill employees	8.9
Actual annual amount of pension cost for former Cargill employees	2.9	1.1	1.1
The estimated net actuarial gain (loss) for the pension plans and postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in the next fiscal year	14.9
The estimated prior service cost for the pension plans and postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in the next fiscal year	3.5
The amount of estimated cash contribution to the defined benefit pension plans needed next fiscal year to meet minimum funding requirements	26.9
The amount of cash contribution to the defined benefit postretirement medical plans needed next fiscal year to meet minimum funding requirements	$ 7.1